Legal Proceedings	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Contingency [Line Items]
Legal Proceedings	Legal ProceedingsIn 2021, Plan participants filed a putative class action complaint, purportedly on behalf of participants and beneficiaries who participated in the Plan and invested in any of the Northern Trust Focus Target Retirement Trusts, which had previously been offered as investment options under the Plan, between June 2015 and September 2021. The complaint named as defendants The Northern Trust Company, as Plan sponsor, and the Northern Trust Employee Benefit Administrative Committee, and asserted claims under ERISA for breach of fiduciary duty, breach of co-fiduciary duty, failure to monitor, prohibited transactions, and excessive fees. In 2024, the parties reached a class-wide settlement wherein Northern Trust agreed to pay a gross settlement amount of $6,900,000 to resolve and be fully released from all claims asserted in and/or related to the litigation. Northern Trust did not admit any wrongdoing as part of the settlement and is not required to make any changes going forward. On July 29, 2025, the court approved the settlement. On August 25, 2025, Northern Trust made its final payment to the settlement administrator. This matter is now resolved.